NATIONWIDE®

VARIABLE

ACCOUNT-12

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–5397–12/05

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:
Investments at fair value:
W & R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 4,097,694 shares (cost $32,288,061)	$36,311,714
W & R Target Funds, Inc. – Balanced Portfolio (WRBal) 1,787,813 shares (cost $13,381,036)	14,236,538
W & R Target Funds, Inc. – Bond Portfolio (WRBond) 2,011,277 shares (cost $11,189,239)	10,643,680
W & R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 2,057,019 shares (cost $20,732,845)	22,878,784
W & R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 2,630,175 shares (cost $14,272,859)	16,076,155
W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 540,083 shares (cost $3,139,043)	3,387,453
W & R Target Funds, Inc. – Growth Portfolio (WRGrowth) 4,341,709 shares (cost $35,543,310)	40,433,029
W & R Target Funds, Inc. – High Income Portfolio (WRHiInc) 2,879,009 shares (cost $9,931,846)	9,361,386
W & R Target Funds, Inc. – International Growth Portfolio (WRIntlGr) 768,321 shares (cost $4,876,355)	5,835,012
W & R Target Funds, Inc. – International Value Portfolio (WRIntVal) 343,301 shares (cost $6,537,140)	6,581,623
W & R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond) 1,073,808 shares (cost $6,044,755)	5,874,052
W & R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 197,389 shares (cost $2,811,361)	3,530,737
W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 533,894 shares (cost $3,097,332)	3,238,278
W & R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 3,213,756 shares (cost $3,213,756)	3,213,756
W & R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 630,269 shares (cost $3,243,563)	3,138,426
W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 779,469 shares (cost $5,084,803)	5,426,043
W & R Target Funds, Inc. – Science & Technology Portfolio (WRSciTech) 786,165 shares (cost $10,832,537) .	13,274,239
W & R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCap) 831,478 shares (cost $7,774,769)	8,719,540
W & R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 490,288 shares (cost $7,798,314)	7,149,867
W & R Target Funds, Inc. – Value Portfolio (WRValue) 4,374,181 shares (cost $26,333,902)	26,552,592

Total investments	245,862,904
Accounts receivable	39,523

Total assets	245,902,427
Accounts payable	–

Contract owners’ equity (note 4)	$245,902,427

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WRGlNatRes	WRGrowth
Reinvested dividends	$2,943,460	288,372	176,685	471,336	74,817	167,351	–	1,128
Mortality and expense risk charges (note 2)	(2,880,880)	(374,910)	(196,451)	(130,603)	(278,651)	(185,016)	(13,216)	(517,622)

Net investment income (loss)	62,580	(86,538)	(19,766)	340,733	(203,834)	(17,665)	(13,216)	(516,494)

Proceeds from mutual fund shares sold	13,929,391	506,848	837,605	500,938	482,698	176,049	75,681	771,883
Cost of mutual fund shares sold	(13,224,561)	(417,790)	(755,292)	(516,266)	(396,172)	(148,976)	(61,917)	(686,799)

Realized gain (loss) on investments	704,830	89,058	82,313	(15,328)	86,526	27,073	13,764	85,084
Change in unrealized gain (loss) on investments	11,146,942	3,003,407	399,539	(372,144)	1,436,879	1,367,818	248,411	3,823,554

Net gain (loss) on investments	11,851,772	3,092,465	481,852	(387,472)	1,523,405	1,394,891	262,175	3,908,638

Reinvested capital gains	5,928,467	2,355,818	–	50,054	–	–	15,907	–

Net increase (decrease) in contract owners’ equity resulting from operations	$17,842,819	5,361,745	462,086	3,315	1,319,571	1,377,226	264,866	3,392,144

Investment activity:	WRHiInc	WRIntlGr	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec
Reinvested dividends	$700,158	116,652	130,559	189,537	–	–	59,663	121,757
Mortality and expense risk charges (note 2)	(118,592)	(64,876)	(66,067)	(80,060)	(37,339)	(13,168)	(34,913)	(28,081)

Net investment income (loss)	581,566	51,776	64,492	109,477	(37,339)	(13,168)	24,750	93,676

Proceeds from mutual fund shares sold	827,063	197,566	207,708	429,931	155,678	14,963	7,141,269	129,802
Cost of mutual fund shares sold	(811,145)	(179,554)	(168,410)	(435,134)	(119,768)	(13,892)	(7,141,269)	(132,018)

Realized gain (loss) on investments	15,918	18,012	39,298	(5,203)	35,910	1,071	–	(2,216)
Change in unrealized gain (loss) on investments	(496,432)	651,663	(144,482)	(94,399)	535,247	140,946	–	(89,521)

Net gain (loss) on investments	(480,514)	669,675	(105,184)	(99,602)	571,157	142,017	–	(91,737)

Reinvested capital gains	–	–	529,311	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$101,052	721,451	488,619	9,875	533,818	128,849	24,750	1,939

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	WRRealEstS	WRSciTech	WRSmCap	WRSmCpVal	WRValue
Reinvested dividends	$71,148	–	–	–	374,297
Mortality and expense risk charges (note 2)	(52,365)	(148,308)	(101,916)	(85,631)	(353,095)

Net investment income (loss)	18,783	(148,308)	(101,916)	(85,631)	21,202

Proceeds from mutual fund shares sold	71,310	233,764	429,862	259,251	479,522
Cost of mutual fund shares sold	(60,748)	(187,569)	(365,956)	(235,273)	(390,613)

Realized gain (loss) on investments	10,562	46,195	63,906	23,978	88,909
Change in unrealized gain (loss) on investments	275,878	1,722,851	452,736	(835,952)	(879,057)

Net gain (loss) on investments	286,440	1,769,046	516,642	(811,974)	(790,148)

Reinvested capital gains	124,485	–	350,586	1,130,920	1,371,386

Net increase (decrease) in contract owners’ equity resulting from operations	$429,708	1,620,738	765,312	233,315	602,440

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		WRAsStrat		WRBal		WRBond
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$62,580	680,072	(86,538)	85,872	(19,766)	57,974	340,733	199,425
Realized gain (loss) on investments	704,830	108,620	89,058	19,034	82,313	12,913	(15,328)	(598)
Change in unrealized gain (loss) on investments	11,146,942	6,361,536	3,003,407	993,079	399,539	429,222	(372,144)	(166,709)
Reinvested capital gains	5,928,467	366,830	2,355,818	84,731	–	–	50,054	61,636

Net increase (decrease) in contract owners’ equity resulting from operations	17,842,819	7,517,058	5,361,745	1,182,716	462,086	500,109	3,315	93,754

Equity transactions:
Purchase payments received from contract owners (note 3)	135,118,253	105,424,459	14,181,039	11,246,779	5,897,907	7,482,090	4,813,076	5,434,418
Transfers between funds	–	–	4,922,707	55,261	348,593	13,459	640,422	(11,522)
Redemptions (note 3)	(19,964,338)	(2,667,694)	(720,423)	(345,122)	(478,497)	(277,098)	(349,615)	(192,412)
Annuity benefits	(301,778)	(176,800)	(50,854)	(28,733)	(32,899)	(24,625)	(13,971)	(11,209)
Annual contract maintenance charges (note 2)	(36,803)	(151)	(5,359)	(13)	(3,335)	(23)	(1,780)	(10)
Contingent deferred sales charges (note 2)	(140,955)	(12,799)	(11,313)	(2,071)	(17,627)	(1,365)	(6,735)	(2,351)
Adjustments to maintain reserves	46,591	3,119	1,358	1,406	579	932	1,020	1,115

Net equity transactions	114,720,970	102,570,134	18,317,155	10,927,507	5,714,721	7,193,370	5,082,417	5,218,029

Net change in contract owners’ equity	132,563,789	110,087,192	23,678,900	12,110,223	6,176,807	7,693,479	5,085,732	5,311,783
Contract owners’ equity beginning of period	113,338,638	3,251,446	12,631,594	521,371	8,058,694	365,215	5,557,668	245,885

Contract owners’ equity end of period	$245,902,427	113,338,638	36,310,494	12,631,594	14,235,501	8,058,694	10,643,400	5,557,668

CHANGES IN UNITS:
Beginning units	10,502,278	277,233	1,140,922	47,341	746,129	30,976	545,478	23,626

Units purchased	16,717,988	11,793,911	1,767,435	1,197,110	708,878	814,453	599,152	623,100
Units redeemed	(6,273,612)	(1,568,866)	(210,764)	(103,529)	(168,675)	(99,300)	(97,908)	(101,248)

Ending units	20,946,654	10,502,278	2,697,593	1,140,922	1,286,332	746,129	1,046,722	545,478

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRCoreEq		WRDivInc		WRGlNatRes		WRGrowth
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(203,834)	1,136	(17,665)	8,122	(13,216)	–	(516,494)	(74,716)
Realized gain (loss) on investments	86,526	7,180	27,073	2,369	13,764	–	85,084	13,507
Change in unrealized gain (loss) on investments	1,436,879	666,642	1,367,818	435,478	248,411	–	3,823,554	1,008,725
Reinvested capital gains	–	–	–	–	15,907	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,319,571	674,958	1,377,226	445,969	264,866	–	3,392,144	947,516

Equity transactions:
Purchase payments received from contract owners (note 3)	8,673,067	9,037,317	6,175,327	5,994,363	2,198,764	–	13,062,676	19,886,302
Transfers between funds	3,117,721	333,946	2,488,216	27,335	959,810	–	3,882,965	672,584
Redemptions (note 3)	(518,172)	(165,323)	(305,540)	(107,862)	(35,052)	–	(1,153,955)	(821,170)
Annuity benefits	(29,979)	(24,768)	(8,110)	(609)	(912)	–	(38,894)	(24,945)
Annual contract maintenance charges (note 2)	(2,620)	(23)	(1,853)	(8)	(47)	–	(6,896)	(19)
Contingent deferred sales charges (note 2)	(12,150)	(1,038)	(7,286)	(152)	–	–	(24,331)	(3,549)
Adjustments to maintain reserves	508	766	60	(1,369)	31,481	–	915	2,004

Net equity transactions	11,228,375	9,180,877	8,340,814	5,911,698	3,154,044	–	15,722,480	19,711,207

Net change in contract owners’ equity	12,547,946	9,855,835	9,718,040	6,357,667	3,418,910	–	19,114,624	20,658,723
Contract owners’ equity beginning of period	10,330,171	474,336	6,357,667	–	–	–	21,316,692	657,969

Contract owners’ equity end of period	$22,878,117	10,330,171	16,075,707	6,357,667	3,418,910	–	40,431,316	21,316,692

CHANGES IN UNITS:
Beginning units	941,977	40,779	594,461	–	–	–	2,098,409	54,968

Units purchased	1,216,357	996,885	856,440	658,025	292,655	–	1,902,028	2,370,594
Units redeemed	(195,303)	(95,687)	(97,296)	(63,564)	(13,454)	–	(331,192)	(327,153)

Ending units	1,963,031	941,977	1,353,605	594,461	279,201	–	3,669,245	2,098,409

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRHiInc		WRIntlGr		WRIntVal		WRLTBond
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$581,566	323,909	51,776	1,057	64,492	12,613	109,477	84,250
Realized gain (loss) on investments	15,918	9,822	18,012	8,959	39,298	1,327	(5,203)	(84)
Change in unrealized gain (loss) on investments	(496,432)	(76,786)	651,663	300,054	(144,482)	188,966	(94,399)	(74,667)
Reinvested capital gains	–	–	–	–	529,311	16,544	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	101,052	256,945	721,451	310,070	488,619	219,450	9,875	9,499

Equity transactions:
Purchase payments received from contract owners (note 3)	4,736,466	5,181,350	1,900,862	2,539,312	3,528,324	1,981,976	1,678,207	3,692,103
Transfers between funds	(592,726)	(70,370)	231,317	260,520	441,923	27,595	485,719	275,772
Redemptions (note 3)	(299,475)	(113,853)	(131,975)	(36,742)	(96,248)	(7,278)	(289,494)	(66,202)
Annuity benefits	(36,620)	(22,528)	(8,431)	(2,311)	(1,089)	–	(8,170)	(7,586)
Annual contract maintenance charges (note 2)	(1,621)	(13)	(932)	(8)	(668)	(5)	(964)	–
Contingent deferred sales charges (note 2)	(7,236)	(401)	(4,421)	(113)	(1,114)	(338)	(13,449)	(241)
Adjustments to maintain reserves	1,203	570	369	232	345	(5)	368	258

Net equity transactions	3,799,991	4,974,755	1,986,789	2,760,890	3,871,473	2,001,945	1,852,217	3,894,104

Net change in contract owners’ equity	3,901,043	5,231,700	2,708,240	3,070,960	4,360,092	2,221,395	1,862,092	3,903,603
Contract owners’ equity beginning of period	5,459,781	228,081	3,126,650	55,690	2,221,395	–	4,011,714	108,111

Contract owners’ equity end of period	$9,360,824	5,459,781	5,834,890	3,126,650	6,581,487	2,221,395	5,873,806	4,011,714

CHANGES IN UNITS:
Beginning units	484,274	18,880	277,460	4,648	191,781	–	401,598	10,488

Units purchased	468,629	494,000	205,365	284,359	354,948	192,886	256,656	424,051
Units redeemed	(125,487)	(28,606)	(30,791)	(11,547)	(29,577)	(1,105)	(70,062)	(32,941)

Ending units	827,416	484,274	452,034	277,460	517,152	191,781	588,192	401,598

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRMicCpGr		WRMidCpGr		WRMMkt		WRMortSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(37,339)	(6,802)	(13,168)	–	24,750	(3,637)	93,676	9,732
Realized gain (loss) on investments	35,910	(5,941)	1,071	–	–	–	(2,216)	19
Change in unrealized gain (loss) on investments	535,247	184,129	140,946	–	–	–	(89,521)	(15,617)
Reinvested capital gains	–	–	–	–	–	–	–	7,415

Net increase (decrease) in contract owners’ equity resulting from operations	533,818	171,386	128,849	–	24,750	(3,637)	1,939	1,549

Equity transactions:
Purchase payments received from contract owners (note 3)	1,680,145	1,222,354	1,190,485	–	37,788,470	4,245,828	1,972,884	569,181
Transfers between funds	(20,557)	18,198	1,920,734	–	(22,303,340)	(2,283,725)	617,158	23,888
Redemptions (note 3)	(45,329)	(26,429)	(976)	–	(14,196,050)	(46,862)	(45,195)	(1,516)
Annuity benefits	(1,506)	(336)	(809)	–	1,113	(109)	(18)	–
Annual contract maintenance charges (note 2)	(519)	(2)	(10)	–	(407)	–	(131)	–
Contingent deferred sales charges (note 2)	(862)	(42)	–	–	(2,609)	–	(1,348)	–
Adjustments to maintain reserves	323	64	18,008	–	(15,104)	3,127	(10)	14

Net equity transactions	1,611,695	1,213,807	3,127,432	–	1,272,073	1,918,259	2,543,340	591,567

Net change in contract owners’ equity	2,145,513	1,385,193	3,256,281	–	1,296,823	1,914,622	2,545,279	593,116
Contract owners’ equity beginning of period	1,385,193	–	–	–	1,916,302	1,680	593,116	–

Contract owners’ equity end of period	$3,530,706	1,385,193	3,256,281	–	3,213,125	1,916,302	3,138,395	593,116

CHANGES IN UNITS:
Beginning units	132,924	–	–	–	193,591	170	58,127	–

Units purchased	171,121	136,490	290,099	–	4,577,580	688,841	272,635	58,276
Units redeemed	(20,262)	(3,566)	(2,057)	–	(4,449,323)	(495,420)	(24,350)	(149)

Ending units	283,783	132,924	288,042	–	321,848	193,591	306,412	58,127

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRRealEstS		WRSciTech		WRSmCap		WRSmCpVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$18,783	3,755	(148,308)	(34,732)	(101,916)	(26,271)	(85,631)	(18,029)
Realized gain (loss) on investments	10,562	1,425	46,195	13,186	63,906	16,556	23,978	605
Change in unrealized gain (loss) on investments	275,878	65,362	1,722,851	701,693	452,736	472,752	(835,952)	187,505
Reinvested capital gains	124,485	13,737	–	–	350,586	–	1,130,920	182,767

Net increase (decrease) in contract owners’ equity resulting from operations	429,708	84,279	1,620,738	680,147	765,312	463,037	233,315	352,848

Equity transactions:
Purchase payments received from contract owners (note 3)	3,546,567	966,279	5,332,012	5,821,381	3,731,213	3,842,555	3,181,228	3,495,555
Transfers between funds	367,989	117,639	(66,451)	150,147	(185,081)	222,590	49,919	33,966
Redemptions (note 3)	(69,385)	(10,056)	(260,080)	(117,348)	(202,298)	(82,859)	(100,989)	(88,102)
Annuity benefits	(674)	–	(17,652)	(8,301)	(20,833)	(9,241)	(4,240)	(99)
Annual contract maintenance charges (note 2)	(403)	–	(2,495)	(7)	(1,725)	(2)	(1,294)	(5)
Contingent deferred sales charges (note 2)	(2,495)	–	(5,408)	(109)	(7,641)	(98)	(2,646)	(149)
Adjustments to maintain reserves	(639)	(7,428)	502	306	2,996	389	407	72

Net equity transactions	3,840,960	1,066,434	4,980,428	5,846,069	3,316,631	3,973,334	3,122,385	3,441,238

Net change in contract owners’ equity	4,270,668	1,150,713	6,601,166	6,526,216	4,081,943	4,436,371	3,355,700	3,794,086
Contract owners’ equity beginning of period	1,150,713	–	6,672,864	146,648	4,639,772	203,401	3,794,086	–

Contract owners’ equity end of period	$5,421,381	1,150,713	13,274,030	6,672,864	8,721,715	4,639,772	7,149,786	3,794,086

CHANGES IN UNITS:
Beginning units	93,058	–	584,541	11,420	404,211	14,658	345,169	–

Units purchased	323,871	93,964	489,458	590,727	352,016	412,838	328,191	360,566
Units redeemed	(15,353)	(906)	(63,249)	(17,606)	(71,359)	(23,285)	(41,896)	(15,397)

Ending units	401,576	93,058	1,010,750	584,541	684,868	404,211	631,464	345,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRValue
Investment activity:	2005	2004
Net investment income (loss)	$21,202	56,414
Realized gain (loss) on investments	88,909	8,341
Change in unrealized gain (loss) on investments	(879,057)	1,061,708
Reinvested capital gains	1,371,386	–

Net increase (decrease) in contract owners’ equity resulting from operations	602,440	1,126,463

Equity transactions:
Purchase payments received from contract owners (note 3)	9,849,534	12,785,316
Transfers between funds	2,692,962	132,717
Redemptions (note 3)	(665,590)	(161,460)
Annuity benefits	(27,230)	(11,400)
Annual contract maintenance charges (note 2)	(3,744)	(13)
Contingent deferred sales charges (note 2)	(12,284)	(782)
Adjustments to maintain reserves	1,902	666

Net equity transactions	11,835,550	12,745,044

Net change in contract owners’ equity	12,437,990	13,871,507
Contract owners’ equity beginning of period	14,114,566	243,059

Contract owners’ equity end of period	$26,552,556	14,114,566

CHANGES IN UNITS:
Beginning units	1,268,168	19,279

Units purchased	1,284,474	1,396,746
Units redeemed	(215,254)	(147,857)

Ending units	2,337,388	1,268,168

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the W & R Target Funds, Inc.;

    W & R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)

    W & R Target Funds, Inc. – Balanced Portfolio (WRBal)

    W & R Target Funds, Inc. – Bond Portfolio (WRBond)

    W & R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)

    W & R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc)

    W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)

    W & R Target Funds, Inc. – Growth Portfolio (WRGrowth)

    W & R Target Funds, Inc. – High Income Portfolio (WRHiInc)

    W & R Target Funds, Inc. – International Growth Portfolio (WRIntlGr)

        (formerly W & R Target Funds, Inc. – International Portfolio)

    W & R Target Funds, Inc. – International Value Portfolio (WRIntVal)

        (formerly W & R Target Funds, Inc. – International II Portfolio)

    W & R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)

    W & R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

    W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

    W & R Target Funds, Inc. – Money Market Portfolio (WRMMkt)

    W & R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)

    W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

    W & R Target Funds, Inc. – Science & Technology Portfolio (WRSciTech)

    W & R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCap)

    W & R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)

    W & R Target Funds, Inc. – Value Portfolio (WRValue)

At December 31, 2005, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Select Income Annuity contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. For Select Preferred Annuity contracts this charge will not exceed 8% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-12 Options	Select Income Annuity	Select Preferred Annuity
Variable Account Charges – Recurring	1.50%	1.25%
Death Benefit Options:
Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	–	0.05%
One-Year Enhanced	–	0.15%
One-Month Enhanced	–	0.30%
Combination Enhanced	–	0.40%
Spousal Protection Annuity Option	–	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	–	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	–	0.50%
4% Extra Value Credit Option	–	0.60%
Capital Preservation Plus Option:
Provides a return of principle over the elected program period.
Plus Option	–	0.50	%(1)
Plus Lifetime Income Option	–	1.00%

Maximum Variable Account Charges(1):	1.50%	3.70%

(1) Available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005.

	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WRGlNatRes	WRGrowth
1.25%	$384,066	43,787	20,048	23,887	31,662	19,100	1,885	54,483
1.30%	69,813	7,294	3,000	3,829	6,527	2,194	250	10,183
1.35%	79,250	9,169	2,832	4,969	4,746	2,380	94	11,877
1.40%	296,328	35,269	15,941	16,171	27,432	18,922	2,406	36,133
1.50%	410,988	47,210	27,733	20,097	30,884	19,774	2,926	60,135
1.55%	69,713	11,731	2,900	4,434	3,030	5,757	108	4,936
1.60%	3,500	455	–	132	399	380	36	431
1.65%	186,326	22,269	8,719	5,752	11,101	13,055	821	28,285
1.70%	606	–	–	–	–	–	–	–
1.75%	382,250	46,311	35,298	15,525	45,109	24,571	958	92,678
1.80%	37,192	3,716	3,322	1,304	4,367	1,465	–	15,480
1.85%	176,571	32,118	10,545	6,685	23,714	13,737	113	35,689
1.90%	210,405	29,358	17,850	7,021	25,728	24,563	3	49,615
1.95%	13,057	2,605	644	107	1,650	608	–	4,215
2.00%	203,353	28,769	16,585	6,558	24,869	18,046	2,926	42,460
2.05%	18,097	2,814	1,521	1,054	1,446	2,325	–	2,452
2.10%	96,459	16,952	7,619	1,546	12,267	7,419	365	14,397
2.15%	32,287	4,257	4,082	4,347	3,660	1,978	–	6,283
2.20%	838	168	111	61	144	180	–	–
2.25%	82,477	16,866	8,080	4,631	8,185	2,706	116	15,214
2.30%	1,973	506	290	–	–	296	–	590
2.35%	28,799	4,647	2,650	642	3,434	3,270	–	5,570
2.40%	8,736	801	775	–	1,143	1,302	–	2,706
2.45%	18,928	1,361	1,948	612	3,133	355	168	5,147
2.50%	22,798	815	1,512	441	1,069	220	–	8,782
2.60%	37,353	4,207	1,843	–	2,480	8	41	7,736
2.70%	14	4	–	3	–	–	–	4
2.75%	6,877	856	339	624	290	405	–	1,958
3.10%	1,826	595	264	171	182	–	–	183

Totals	$2,880,880	374,910	196,451	130,603	278,651	185,016	13,216	517,622

	WRHiInc	WRIntlGr	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec
1.25%	$21,962	11,061	12,023	21,919	5,599	515	8,964	3,094
1.30%	1,997	7,239	1,468	2,595	1,314	83	1,434	517
1.35%	4,937	2,746	4,973	1,759	1,905	–	1,024	2,205
1.40%	16,346	6,732	9,455	7,841	6,126	935	5,977	3,530
1.50%	28,730	14,426	12,099	10,351	5,927	658	4,332	3,125
1.55%	6,579	946	2,967	1,471	536	26	236	2,927
1.60%	617	210	–	50	186	–	–	–
1.65%	9,973	5,057	8,969	2,653	4,381	714	3,391	2,584
1.70%	–	–	–	606	–	–	–	–
1.75%	12,580	4,628	4,164	9,937	4,492	737	2,223	2,182
1.80%	–	–	–	346	–	–	–	–
1.85%	1,147	1,681	763	4,634	328	3,936	2,933	2,673
1.90%	3,181	1,589	1,516	3,765	993	831	29	2,156
1.95%	–	–	–	26	–	813	1	100
2.00%	4,706	2,529	2,588	4,693	1,210	1,339	1,196	1,944
2.05%	152	408	94	1,430	97	–	151	–
2.10%	3,151	1,589	2,529	674	2,284	2,131	199	584
2.15%	–	301	258	545	–	9	386	9
2.20%	–	–	–	23	–	–	–	–
2.25%	115	336	1,573	1,168	978	191	2,045	38
2.30%	–	–	–	–	–	–	–	–
2.35%	14	253	243	352	503	178	244	227
2.40%	–	–	–	513	–	–	140	–
2.45%	–	–	–	–	480	72	8	186
2.50%	57	–	29	328	–	–	–	–
2.60%	2,348	3,145	356	1,893	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.75%	–	–	–	145	–	–	–	–
3.10%	–	–	–	343	–	–	–	–

Totals	$118,592	64,876	66,067	80,060	37,339	13,168	34,913	28,081

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRRealEstS	WRSciTech	WRSmCap	WRSmCpVal	WRValue
1.25%	$6,412	25,026	19,446	18,298	34,895
1.30%	2,442	5,417	5,678	1,469	4,883
1.35%	790	5,933	3,779	3,576	9,556
1.40%	8,498	24,672	12,253	12,039	29,650
1.50%	13,155	31,444	21,241	16,064	40,677
1.55%	4,253	4,132	1,689	4,132	6,923
1.60%	273	42	67	54	168
1.65%	3,798	14,127	9,467	11,112	20,098
1.70%	–	–	–	–	–
1.75%	3,852	11,482	7,854	6,553	51,116
1.80%	–	275	323	50	6,544
1.85%	741	2,786	1,874	1,409	29,065
1.90%	821	2,422	1,700	1,189	36,075
1.95%	–	–	–	–	2,288
2.00%	6,545	2,796	3,361	1,669	28,564
2.05%	–	–	515	152	3,486
2.10%	313	3,931	3,844	2,880	11,785
2.15%	–	86	619	505	4,962
2.20%	–	–	–	–	151
2.25%	433	5,645	1,087	2,107	10,963
2.30%	–	–	–	–	291
2.35%	–	1,190	263	1,205	3,914
2.40%	–	–	–	–	1,356
2.45%	–	2,314	1,780	46	1,318
2.50%	–	60	–	–	9,485
2.60%	39	4,525	5,076	1,122	2,534
2.70%	–	3	–	–	–
2.75%	–	–	–	–	2,260
3.10%	–	–	–	–	88

Totals	$52,365	148,308	101,916	85,631	353,095

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $511,547 and $183,093, respectively, and total transfers from the Account to the fixed account were $824,327 and $481,653, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $201,361 and $359,600 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $54,778 and $50,232 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $2,039 and $0 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the three-year period ended December 31, 2005 and for the period October 24, 2002 (commencement of operations) through December 31, 2002. Beginning in 2004 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
W & R Target Funds, Inc. – Asset Strategy Portfolio
2005	1.25% to 3.10%	2,697,593	$13.37 to 12.91	$36,310,494	1.18%	22.73% to 20.43%
2004	1.25% to 2.75%	1,140,922	10.89 to 10.75	12,631,594	2.42%	8.91% to 7.53%	(a) (b)
2003	1.50%	47,341	11.01	521,371	1.94%	9.80%
2002	1.50%	6,616	10.03	66,358	3.14%	0.29%	(a) (b)

W & R Target Funds, Inc. – Balanced Portfolio
2005	1.25% to 3.10%	1,286,332	10.88 to 10.51	14,235,501	1.59%	3.71% to 1.77%
2004	1.25% to 2.75%	746,129	10.49 to 10.36	8,058,694	2.67%	4.94% to 3.61%	(a) (b)
2003	1.50%	30,976	11.79	365,215	1.16%	17.31%
2002	1.50%	4,306	10.05	43,279	3.72%	0.51%	(a) (b)

W & R Target Funds, Inc. – Bond Portfolio
2005	1.25% to 3.10%	1,046,722	10.15 to 9.80	10,643,400	5.82%	0.35% to -1.53%
2004	1.25% to 2.75%	545,478	10.11 to 9.98	5,557,668	8.10%	1.13% to -0.15%	(a) (b)
2003	1.50%	23,626	10.41	245,885	6.73%	2.62%
2002	1.50%	8,694	10.14	88,170	8.21%	1.41%	(a) (b)

W & R Target Funds, Inc. – Core Equity Portfolio
2005	1.25% to 3.10%	1,963,031	11.57 to 11.17	22,878,117	0.45%	7.65% to 5.64%
2004	1.25% to 2.75%	941,977	10.74 to 10.61	10,330,171	1.15%	7.45% to 6.09%	(a) (b)
2003	1.50%	40,779	11.63	474,336	1.14%	15.51%
2002	1.50%	10,426	10.07	104,991	1.17%	0.70%	(a) (b)

W & R Target Funds, Inc. – Dividend Income Portfolio
2005	1.25% to 2.75%	1,353,605	11.96 to 11.63	16,075,707	1.49%	11.62% to 9.93%
2004	1.25% to 2.75%	594,461	10.71 to 10.58	6,357,667	1.21%	7.14% to 5.78%	(a) (b)

W & R Target Funds, Inc. – Global Natural Resources Portfolio
2005	1.25% to 2.70%	279,201	12.27 to 12.16	3,418,910	0.00%	22.65% to 21.61%	(a) (b)

W & R Target Funds, Inc. – Growth Portfolio
2005	1.25% to 3.10%	3,669,245	10.87 to 10.50	40,431,316	0.00%	9.84% to 7.79%
2004	1.25% to 2.75%	2,098,409	9.90 to 9.77	21,316,692	0.52%	-1.03% to -2.29%	(a) (b)
2003	1.50%	54,968	11.97	657,969	0.00%	21.21%
2002	1.50%	6,924	9.88	68,376	0.03%	-1.25%	(a) (b)

W & R Target Funds, Inc. – High Income Portfolio
2005	1.25% to 2.60%	827,416	10.91 to 10.64	9,360,824	9.45%	1.27% to -0.11%
2004	1.25% to 2.60%	484,274	10.77 to 10.65	5,459,781	12.44%	7.74% to 6.51%	(a) (b)
2003	1.50%	18,880	12.08	228,081	12.27%	17.94%
2002	1.50%	3,312	10.24	33,924	15.99%	2.43%	(a) (b)

W & R Target Funds, Inc. – International Growth Portfolio
2005	1.25% to 2.60%	452,034	12.40 to 12.10	5,834,890	2.60%	15.02% to 13.45%
2004	1.25% to 2.60%	277,459	10.78 to 10.66	3,126,650	1.19%	7.84% to 6.61%	(a) (b)
2003	1.50%	4,648	11.98	55,690	2.57%	23.02%
2002	1.50%	494	9.74	4,811	0.96%	-2.61%	(a) (b)

W & R Target Funds, Inc. – International Value Portfolio
2005	1.25% to 2.60%	517,152	12.47 to 12.16	6,581,487	2.97%	9.78% to 8.28%
2004	1.25% to 2.60%	191,781	11.36 to 11.23	2,221,395	1.89%	13.57% to 12.27%	(a) (b)

W & R Target Funds, Inc. – Limited-Term Bond Portfolio
2005	1.25% to 3.10%	588,192	10.00 to 9.66	5,873,806	3.83%	0.41% to -1.46%
2004	1.25% to 2.60%	401,599	9.95 to 9.84	4,011,714	5.30%	-0.45% to -1.59%	(a) (b)
2003	1.50%	10,488	10.31	108,111	3.98%	1.61%
2002	1.50%	4,095	10.14	41,543	4.68%	1.45%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
W & R Target Funds, Inc. – Micro Cap Growth Portfolio
2005	1.25% to 2.45%	283,783	$12.38 to 12.11	$3,530,706	0.00%	19.36% to 17.92%
2004	1.25% to 2.45%	132,925	10.38 to 10.27	1,385,193	0.00%	3.76% to 2.70%	(a) (b)

W & R Target Funds, Inc. – Mid Cap Growth Portfolio
2005	1.25% to 2.45%	288,042	11.34 to 11.26	3,256,281	0.00%	13.41% to 12.61%	(a) (b)

W & R Target Funds, Inc. – Money Market Portfolio
2005	1.25% to 2.45%	321,848	10.06 to 9.82	3,213,125	2.33%	1.21% to -0.01%
2004	1.25% to 2.40%	193,590	9.94 to 9.83	1,916,302	0.65%	-0.57% to -1.72%
2003	1.50%	170	9.88	1,680	0.36%	-0.99%

W & R Target Funds, Inc. – Mortgage Securities Portfolio
2005	1.25% to 2.45%	306,412	10.29 to 10.12	3,138,395	6.53%	0.72% to -0.50%
2004	1.25% to 1.90%	58,127	10.22 to 10.19	593,116	3.68%	2.18% to 1.90%	(a) (b)

W & R Target Funds, Inc. – Real Estate Securities Portfolio
2005	1.25% to 2.60%	401,576	13.55 to 13.29	5,421,381	2.17%	9.45% to 7.96%
2004	1.25% to 2.00%	93,058	12.38 to 12.34	1,150,713	1.03%	23.80% to 23.42%	(a) (b)

W & R Target Funds, Inc. – Science & Technology Portfolio
2005	1.25% to 2.70%	1,010,750	12.44 to 12.11	13,274,030	0.00%	15.78% to 14.09%
2004	1.25% to 2.60%	584,541	10.75 to 10.62	6,672,864	0.00%	7.46% to 6.23%	(a) (b)
2003	1.50%	11,420	12.84	146,648	0.00%	28.50%

W & R Target Funds, Inc. – Small Cap Growth Portfolio
2005	1.25% to 2.60%	684,868	11.92 to 11.62	8,721,715	0.00%	11.48% to 9.96%
2004	1.25% to 2.60%	404,211	10.69 to 10.57	4,639,772	0.00%	6.89% to 5.67%	(a) (b)
2003	1.50%	14,658	13.88	203,401	0.00%	33.73%
2002	1.50%	236	10.38	2,449	0.00%	3.76%	(a) (b)

W & R Target Funds, Inc. – Small Cap Value Portfolio
2005	1.25% to 2.60%	631,464	11.11 to 10.84	7,149,786	0.00%	2.85% to 1.45%
2004	1.25% to 2.60%	345,169	10.80 to 10.68	3,794,086	0.00%	8.04% to 6.80%	(a) (b)

W & R Target Funds, Inc. – Value Portfolio
2005	1.25% to 3.10%	2,337,388	11.13 to 10.75	26,552,556	1.84%	3.12% to 1.20%
2004	1.25% to 2.75%	1,268,168	10.79 to 10.65	14,114,566	1.92%	7.92% to 6.55%	(a) (b)
2003	1.50%	19,279	12.61	243,059	0.93%	23.24%
2002	1.50%	2,174	10.23	22,241	1.57%	2.30%	(a) (b)

2005 Contract owners’ equity				$245,902,427

2004 Contract owners’ equity				$113,338,638

2003 Contract owners’ equity				$3,251,446

2002 Contract owners’ equity				$476,142

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

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